Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trading Portfolio Assets	£ 166,244	£ 174,566
Trading Portfolio Liabilities	(56,182)	(57,761)
Debt securities and other eligible bills
Disclosure of detailed information about financial instruments [line items]
Trading Portfolio Assets	77,805	75,459
Trading Portfolio Liabilities	(36,324)	(39,639)
Equity securities
Disclosure of detailed information about financial instruments [line items]
Trading Portfolio Assets	74,859	86,353
Trading Portfolio Liabilities	(19,858)	(18,122)
Traded loans
Disclosure of detailed information about financial instruments [line items]
Trading Portfolio Assets	13,470	12,653
Commodities
Disclosure of detailed information about financial instruments [line items]
Trading Portfolio Assets	£ 110	£ 101